Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205 TWRakestraw@StateStreet.com

December 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)
    Securities Act File No. 333-179904;
    Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses for iShares Enhanced U.S. Large-Cap ETF and iShares Enhanced U.S. Small-Cap ETF, each dated December 1, 2015, do not differ from those contained in Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 23, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc: Benjamin J. Haskin, Esq.